SEGMENTED INFORMATION - Schedule of components of income tax expense (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017
Disclosure of operating segments [abstract]
Current tax expense	$ (861)	$ (286)
Deferred income tax recovery (expense)	1,109	(327)
Income tax recovery (expense)	$ 248	$ (613)